Net Income (Loss) Per Share	9 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
Net Income (Loss) Per Share

Note 7. Net Income (Loss) Per Share

The following table presents the numerator and denominator of the basic and diluted net income (loss) per share computations for the three and nine months ended September 30, 2022 and 2021:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
	In thousands, except per share amounts		In thousands, except per share amounts
Numerator:
Net income (loss) for basic and diluted net income (loss) per share	$18,749	$(18,076)	$(26,584)	$(57,146)

Denominator:
Weighted average shares - for basic net income (loss) per share	66,772	65,018	66,356	62,888
Weighted average shares - for diluted net income (loss) per share	67,038	65,018	66,356	62,888

Net income (loss) per share
Basic and diluted	$0.28	$(0.28)	$(0.40)	$(0.91)

The computation of diluted net income (loss) per share excluded share awards of 4.1 million shares and 5.0 million shares for the three month ended September 30, 2022 and 2021, respectively, and 5.0 million shares for the nine month ended September 30, 2022 and 2021, respectively, because their inclusion would have had an anti-dilutive effect on the diluted net income (loss) per share.